EATON VANCE FLOATING-RATE INCOME TRUST

Supplement to Prospectus dated September 26, 2019

1. The following replaces the fifth paragraph under “Investment Objectives, Policies and Risk” in “Prospectus Summary” in the Prospectus:

Ralph H. Hinckley, Jr., William E. Holt, Catherine C. McDermott, Daniel P. McElaney and Andrew N. Sveen are the portfolio managers of the Trust. Mr. Hinckley is a Vice President of Eaton Vance and has been a portfolio manager of the Trust since January 2008. Messrs. Holt, McElaney and Sveen and Ms. McDermott are Vice Presidents of Eaton Vance, have been employed by Eaton Vance for more than five years and have been portfolio managers of the Trust since March 2019.

2. The following replaces the third paragraph under “The Adviser” in “Management of the Trust” in the Prospectus:

Ralph H. Hinckley, Jr., William E. Holt, Catherine C. McDermott, Daniel P. McElaney and Andrew N. Sveen are the portfolio managers of the Trust. Mr. Hinckley is a Vice President of Eaton Vance and has been a portfolio manager of the Trust since January 2008. Messrs. Holt, McElaney and Sveen and Ms. McDermott are Vice Presidents of Eaton Vance, have been employed by Eaton Vance for more than five years and have been portfolio managers of the Trust since March 2019.

November 1, 2019

EATON VANCE FLOATING-RATE INCOME TRUST

Supplement to Statement of Additional Information dated September 26, 2019

1.	The following replaces the first sentence in the ninth paragraph in the paragraphs below the tables under “Trustees and Officers”:

Mark R. Fetting. Mr. Fetting has served as a member of the Eaton Vance Fund Boards since 2016 and is the Chairperson of the Ad Hoc Committee for Closed-End Fund Matters.

2.	The following replaces the first sentence in the twelfth paragraph in the paragraphs below the tables under “Trustees and Officers”:

Valerie A. Mosley. Ms. Mosley has served as a member of the Eaton Vance Fund Boards since 2014 and is the Chairperson of the Governance Committee.

3.	The following replaces the first sentence of the paragraph describing the Audit Committee under “Trustees and Officers”:

Messrs. Gorman (Chairperson), Park and Wennerholm and Ms. Peters are members of the Audit Committee.

4.	The following replaces the first sentence of the paragraph describing the Portfolio Management Committee under “Trustees and Officers”:

Mmes. Frost (Chairperson), Mosley and Peters and Messrs. Smith and Wennerholm are members of the Portfolio Management Committee.

5.	The following replaces the first sentence of the paragraph describing the Compliance Reports and Regulatory Matters Committee under “Trustees and Officers”:

Ms. Sutherland (Chairperson) and Messrs. Fetting, Gorman and Quinton are members of the Compliance Reports and Regulatory Matters Committee.

6.	The following replaces the first sentence of the paragraph describing the Ad Hoc Committee for Closed-End Fund Matters under “Trustees and Officers”:

Messrs. Fetting (Chairperson), Gorman and Park and Ms. Mosley are members of the Ad Hoc Committee for Closed-End Fund Matters.

7.	The following replaces the first table under “Portfolio Managers.” in “Investment Advisory and Other Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Ralph H. Hinckley, Jr.
Registered Investment Companies	1	$946.1	0	$0
Other Pooled Investment Vehicles	3	$6,127.2	0	$0
Other Accounts	2	$1,098.8	0	$0
William E. Holt(1)
Registered Investment Companies	5	$2,785.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Catherine C. McDermott(1)
Registered Investment Companies	8	$5,734.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Daniel P. McElaney(1)
Registered Investment Companies	5	$2,785.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Andrew N. Sveen(1)
Registered Investment Companies	10	$24,752.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	Messrs. Holt, McElaney and Sveen and Ms. McDermott became portfolio managers effective March 1, 2019.

8.	The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Other Services”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Ralph H. Hinckley, Jr.	$50,001 - $100,000	$500,001 - $1,000,000
William E. Holt	None	$100,001 - $500,000
Catherine C. McDermott	None	$500,001 - $1,000,000
Daniel P. McElaney	None	$100,001 - $500,000
Andrew N. Sveen	None	$100,001 - $500,000

November 1, 2019